Stockholders' Equity (Details) - Schedule of stock-based compensation expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	$ 243,197	$ 828,996
Cost of revenue [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	1,527	1,478
Sales and marketing expense [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	90	130
Product development expense [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	19,491	117,375
General and administrative expense [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	$ 222,089	$ 710,013